INCOME TAXES - Liability for Income Taxes Associated with Uncertain Tax Positions (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross liability for unrecognized tax benefits at beginning of year		$ 8,423	$ 10,557	$ 12,596
Gross increases - unrecognized tax benefits in prior periods		2,466	6	0
Gross increases - current period unrecognized tax benefits		0	0	1,682
Gross decreases - unrecognized tax benefits in prior periods		0	0	0
Gross decreases - audit settlement during year		(3,979)	0	(3,027)
Gross decreases - expiration of audit statute of limitations	$ (2,400)	0	(2,140)	(694)
Gross liability for unrecognized tax benefits at end of year	$ 4,500	$ 6,910	$ 8,423	$ 10,557